ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Oct. 28, 2018
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING PRONOUNCEMENTS
ACCOUNTING PRONOUNCEMENTS
Adopted Accounting Pronouncements
In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. ASU 2015-11 requires that inventory that is accounted for using first-in, first-out (FIFO) or average cost method be measured at the lower of cost or net realizable value. We adopted this guidance in our first quarter of fiscal 2018 on a prospective basis. The adoption of this guidance did not have a material impact on our financial position or results of operations.
In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes. ASU 2015-17 requires all deferred tax assets and liabilities to be presented on the balance sheet as noncurrent. This guidance did not change the requirement that deferred tax assets and liabilities be offset and presented by tax jurisdiction. We adopted ASU 2015-17 in our first quarter in fiscal 2018 on a retrospective basis. As a result deferred tax assets of $20.1 million that were presented on our October 29, 2017 consolidated balance sheet have been reclassified to non-current deferred tax liabilities and the remaining $2.5 million deferred tax assets have been reclassified to non-current deferred tax assets to be consistent with the current year classification.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which simplifies certain aspects of the accounting for share-based payment transactions, including income tax effects, forfeitures, minimum statutory tax withholding requirements, classification as either equity or liability, and classification on the statement of cash flows. We adopted ASU 2016-09 in our first quarter in fiscal 2018. ASU 2016-09 requires all excess tax benefits and tax deficiencies be recognized as income tax expense or benefit in the income statement, thus eliminating additional paid-in capital pools. The Company applied the new standard guidance prospectively to all excess tax benefits and tax deficiencies resulting from settlements after October 29, 2017. The standard also requires a policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. The Company recognized a cumulative effect adjustment of $1.4 million to increase accumulated deficit on a modified retrospective basis as of October 29, 2017 and has elected to account for forfeitures when they occur on a prospective basis. The standard requires that excess tax benefits should be classified along with other income tax cash flows as an operating activity on the statement of cash flows, which differs from the Company’s historical classification of the excess tax benefits as cash inflows from financing activities. The Company elected to apply this provision using the retrospective transition method and reclassified $1.5 million and $(0.3) million of excess tax benefits/(shortfalls) from financing activities to operating activities on the statement of cash flows for the fiscal year ended October 29, 2017 and October 30, 2016, respectively. Additionally, the standard requires cash paid by an employer when directly withholding shares for tax withholding purposes to be classified in the statement of cash flows as a financing activity. Payments for shares withheld for tax withholding purposes of $5.1 million, $2.4 million and $1.1 million are classified on the consolidated statements of cash flows for the fiscal years ended October 28, 2018, October 29, 2017 and October 30, 2016, respectively.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force), which clarifies how entities should present restricted cash and restricted cash equivalents in the statement of cash flows. Entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. An entity with a material balance of restricted cash and restricted cash equivalents must disclose information about the nature of the restrictions. We adopted this guidance on a retrospective basis in the transition period ended December 31, 2018. The adoption of this guidance resulted in restricted cash activity previously included in financing activities on our consolidated statement of cash flows to be included as part of the beginning and ending balances of cash and cash equivalents and restricted cash in our consolidated statements of cash flows.
In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This ASU adds guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Under the new guidance, if a single asset or group of similar identifiable assets comprise substantially all of the fair value of the gross assets acquired (or disposed of) in a transaction, the assets and related activities are not a business. Also, a minimum of an input process and a substantive process must be present and significantly contribute to the ability to create outputs in order to be considered a business. We early adopted ASU 2017-01 in the third quarter of fiscal 2018, as permitted. The adoption of this guidance did not have a material impact on our consolidated financial position or results of operations.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on eight cash flow classification issues with the objective of reducing differences in practice. We adopted this guidance on a retrospective basis in the transition period ended December 31, 2018. The adoption of this guidance did not have a material impact on our consolidated cash flows or financial disclosures and had no impact on our consolidated financial position and results of operations.
In March 2017, the FASB issued ASU 2017-07, Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which amends the requirements related to the income statement presentation of the components of net periodic benefit cost for employer sponsored defined benefit pension and other postretirement benefit plans. Under the new guidance, an entity must disaggregate and present the service cost component of net periodic benefit cost in the same income statement line items as other employee compensation costs arising from services rendered during the period, and only the service cost component will be eligible for capitalization. Other components of net periodic benefit cost will be presented separately from the line items that include the service cost. We adopted this guidance in the transition period ended December 31, 2018 on a retrospective basis to adopt the requirement for separate presentation of the income statement service cost and other components, and on a prospective transition method to adopt the requirement to limit the capitalization of benefit cost to the service component. The adoption of ASU 2017-07 did not have a material impact on our consolidated financial statements.
In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which provides clarity on the accounting for modifications of stock-based awards. We adopted this guidance on a prospective basis in the transition period ended December 31, 2018 for share-based payment awards modified on or after the adoption date. The adoption of ASU 2017-09 did not have a material impact on our consolidated financial statements.
Recent Accounting Pronouncements
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. During 2016, the FASB also issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net); ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing; ASU 2016-11, Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting; and ASU 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients; and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers (collectively, the “new revenue standard”), all of which were issued to improve and clarify the guidance in ASU 2014-09. These ASUs are effective for our transition period ending December 31, 2018, using either a full or modified retrospective approach. We performed an assessment of the differences between the new revenue standard and current accounting practices. As part of our implementation process, we identified significant revenue streams and evaluated a sample of contracts within each significant revenue stream in order to determine the effect of the standard on our revenue recognition practices. We are substantially complete with this evaluation. We are in the process of establishing new policies, procedures, and internal controls to be put in place upon adoption of the standard. To adopt the new revenue standard, we will apply the modified retrospective approach, pursuant to which we will record an adjustment to the opening balance of accumulated deficit as of October 29, 2018 (the first day of our transition period ending December 31, 2018) for the impact of applying the new revenue standard to all contracts existing as of the date of application. Although this is still under review and not finalized, we expect that the adjustment related to changes in the timing of revenue recognition for: tolling services within the Metal Coil Coating business, fixed price contracts within the Insulated Metal Panels business, and our weathertightness warranties offered primarily in the Engineered Building Systems and Metal Components businesses will not be material. We do anticipate the adoption will have a material impact on our financial statement disclosures.
 In February 2016, the FASB issued ASU 2016-02, Leases, which will require lessees to record most leases on the balance sheet and modifies the classification criteria and accounting for sales-type leases and direct financing leases for lessors. ASU 2016-02 is effective for our fiscal year ending December 31,2019, including interim periods within that fiscal year. ASU 2016-02, as amended by ASU 2018-11, Leases: Targeted Improvements, requires entities to use a modified retrospective approach, either, for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements, or under an alternative transition option, for leases existing at, or entered into after, the adoption date. While we are evaluating the impact that the adoption of this guidance will have on our consolidated financial statements, we currently believe that most of our operating leases will be reflected on the consolidated balance sheet upon adoption.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU requires an entity to measure all expected credit losses for financial assets, including trade receivables, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Entities will now incorporate forward-looking information based on expected losses to estimate credit losses. ASU 2016-13 is effective for our fiscal year ending December 31, 2020, including interim periods within that fiscal year. We are evaluating the impact that the adoption of this ASU will have on our consolidated financial position, result of operations and cash flows.
In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other than Inventory, which eliminates the exception that prohibits the recognition of current and deferred income tax effects for intra-entity transfers of assets other than inventory until the asset has been sold to an outside party. We will be required to adopt the amendments in this ASU in the transition period ending December 31, 2018. The application of the amendments will require the use of a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. We are evaluating the standard and the impact it will have on our consolidated financial statements.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which modifies disclosure requirements for fair value measurements under ASC 820, Fair Value Measurement. We will be required to adopt this guidance retrospectively in the annual and interim periods for our fiscal year ending December 31, 2020, with early adoption permitted. We are evaluating the impact of adopting this guidance.
In August 2018, the FASB issued ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans, which removes disclosures no longer considered cost beneficial, clarifies the specific requirements of disclosures and adds disclosure requirements identified as relevant. We will be required to adopt this guidance for our fiscal year ending December 31, 2020, with early adoption permitted. Certain provisions are applied prospectively while others are applied retrospectively. We are evaluating the impact of adopting this guidance.
In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software—General (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by these amendments. We will be required to adopt this guidance in the annual and interim periods for our fiscal year ending December 31, 2020, with early adoption permitted. The amendments in this ASU may be applied either retrospectively or prospectively. We are evaluating the impact ASU 2018-15 will have on our consolidated financial statements.